Financial instruments - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Trade receivables	$ 16,060	$ 16,045
Receivable related to working capital adjustment	5,845	7,898
Trade and other receivables	$ 21,905	$ 23,943